Cover Page	12 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	IONQ, INC.
Entity Central Index Key	0001824920
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true